Filed Pursuant to Rule 497(e) 1933 Act File No. 033-12213 1940 Act File No. 811-05037

FundX Investment Group

FundX Tactical Total Return Fund – TOTLX

Supplement dated November 19, 2013 to the
Summary Prospectus and Prospectus dated January 31, 2013, as supplemented on
September 13, 2013

Effective January 31, 2014, the investment objective of the FundX Tactical Total Return Fund is revised to read:  “The Fund seeks long term capital appreciation with less volatility than the broad equity market; capital preservation is a secondary consideration.”

Please retain this Supplement with the Summary Prospectus and Prospectus.